Segment Reporting - Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance (Detail) - CNY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total operating revenue		¥ 87,059	¥ 101,644	¥ 92,561
(Loss)/profit before income tax		(31,550)	(13,910)	(15,195)
Loss for the year		(33,716)	(11,016)	(11,827)
Income tax		2,166	(2,894)	(3,368)
Interest income		457	675	322
Interest expense		6,006	6,202	6,716
Depreciation and amortization		24,266	24,241	24,590
Share of associates and joint ventures' results	[1]	291	280
Gain on disposal of subsidiaries and associates	[1]	257
Changes in fair value of financial assets / liabilities	[1]	(388)	(309)
Total assets		312,246	323,211
Airline transportation operations [member]
Disclosure of operating segments [line items]
Non-current assets additions during the year		23,739	21,457
Other segments [member]
Disclosure of operating segments [line items]
Non-current assets additions during the year		385	905
Elimination [member]
Disclosure of operating segments [line items]
Non-current assets additions during the year		(312)	(359)
Unallocated [Member]
Disclosure of operating segments [line items]
(Loss)/profit before income tax	[1]	167	(25)
Income tax	[1]	(31)	(77)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue		87,059	101,644	92,561
(Loss)/profit before income tax		(31,526)	(13,903)	(15,186)
Loss for the year		(33,698)	(11,011)	(11,820)
Income tax		2,172	(2,892)	(3,366)
Interest income		457	675	322
Interest expense		6,006	6,202	6,716
Depreciation and amortization		24,260	24,234	24,581
Impairment losses		582	2,614	4,017
Credit losses		(3)	(1)	164
Share of associates and joint ventures' results		291	280	(467)
Gain on disposal of subsidiaries and associates		257
Changes in fair value of financial assets / liabilities		(388)	(309)	53
Non-current assets additions during the year		23,812	22,003	24,537	[2]
Total assets		312,001	322,948
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		86,345	100,969	92,052
(Loss)/profit before income tax		(31,233)	(13,769)	(14,727)
Loss for the year		(33,339)	(10,998)	(11,388)
Income tax		2,106	(2,771)	(3,339)
Interest income		549	763	328
Interest expense		6,096	6,291	6,739
Depreciation and amortization		23,830	23,854	24,438
Impairment losses		582	2,596	4,015
Credit losses		(4)	1	153
Non-current assets additions during the year	[2]			24,039
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		4,285	4,675	4,175
(Loss)/profit before income tax		(452)	(111)	(112)
Loss for the year		(549)	(67)	(61)
Income tax		97	(44)	(51)
Interest income		20	15	26
Interest expense		41	26	11
Depreciation and amortization		430	380	143
Impairment losses			18	2
Credit losses		1	(2)	11
Non-current assets additions during the year	[2]			547
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue		2,534	3,010	3,100
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		2,148	2,763	2,856
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		1,133	1,418	1,727
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue		84,525	98,634	89,461
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		84,197	98,206	89,196
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		3,152	3,257	2,448
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total assets		312,001	322,948
Total liabilities		256,887	238,703
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total assets		301,356	312,020
Total liabilities		254,087	236,428
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total assets		5,677	5,909
Total liabilities		3,089	2,640
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		(3,571)	(4,000)	(3,666)
(Loss)/profit before income tax		(8)	2	1
Loss for the year		(8)	2	1
Interest income		(112)	(103)	(32)
Interest expense		(131)	(115)	(34)
Non-current assets additions during the year	[2]			(49)
Total assets		(1,974)	(1,616)
Total liabilities		(1,997)	(1,607)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue		(747)	(1,171)	(1,483)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue		(2,824)	(2,829)	(2,183)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member]
Disclosure of operating segments [line items]
(Loss)/profit before income tax	[1]			(348)
Loss for the year	[1]	198	52	(372)
Income tax	[1]			24
Share of associates and joint ventures' results	[1]			(467)
Changes in fair value of financial assets / liabilities	[1]			53
Total assets	[1]	6,942	6,635
Total liabilities	[1]	1,708	1,242
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member]
Disclosure of operating segments [line items]
Total operating revenue		87,059	101,644	92,561
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		85,935	100,419	91,722
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		1,124	1,225	839
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total operating revenue		0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		410	550	330
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		3,161	3,450	3,336
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		¥ (3,571)	¥ (4,000)	¥ (3,666)

[1]	Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated liabilities primarily include derivative financial liabilities. Unallocated results primarily include the share of results of associates and joint ventures, gain on disposal of subsidiaries and associates, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.
[2]	The additions of non-current assets do not include interests in associates and joint ventures, other equity instrument investments, other non-current financial assets, derivative financial assets and deferred tax assets.